Plan Termination	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Description of Plan [Line Items]
Plan Termination	Plan TerminationAlthough it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of the Employee Retirement Income Security Act of 1974. In the event of Plan termination, no further contributions would be made to the Plan by either the Company or the participants, participants would become fully vested in their employer contributions, and the related Plan Trust would be used exclusively for the benefit of participants and beneficiaries after the payment of liquidation expenses.